PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

8.  PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2013	2014	2014
	(As Restated)
	RMB	RMB	US$
Current portion:
Prepaid licensed copyrights	27,690	877	141
Licensed copyrights prepaid assets (i)	8,958	27,447	4,424
Prepayments for jointly produced content	15,727	6,870	1,107
Deposits and prepaid rental fees	23,024	11,267	1,816
Prepaid self-produced content	384	28,063	4,523
Others	15,493	43,192	6,961

	91,276	117,716	18,972

(i) Licensed copyrights prepaid assets are recognized when the Group has yet to receive the licensed copyrights from the counterparty under a barter transaction but the counterparty has already received the licensed copyrights from the Group.

	As of December 31,
	2013	2014	2014
	(As Restated)
	RMB	RMB	US$
Non-current portion:
Prepaid copyrights	172,715	377,668	60,869
Deposits for copyrights and rental fees	15,409	35,035	5,647
Others	19,272	18,674	3,010

	207,396	431,377	69,526